Grants and other liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Type	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,225,877	$ 1,297,755
Number of grant types | Type	2
Other liabilities	$ 410,183	314,290
Grant and other non-current liabilities	1,636,060	1,612,045
Income from grants	59,707	59,085	$ 67,859
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	59,800	57,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	771,000	803,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	452,000	492,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	$ 352,000	$ 263,000
Class A membership investment				$ 300,000